Note 21 - Cash and Cash Equivalents - Exposure to Risk (Details)	Dec. 31, 2019 USD ($)
Overdraft facility, Stanbic Bank [Member]
Statement Line Items [Line Items]
Denomination	$ 15,000,000
Interest rate	25.00%
Overdraft facility, First Capital Bank [member]
Statement Line Items [Line Items]
Denomination	$ 10,000,000
Interest rate	26.00%